Related Party Transactions (Tables)	12 Months Ended
Jul. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties

Related Parties:

Name of related parties	Relationship with the Group
Narumi Okazaki	Significant shareholder of the Group
Keiko Okazaki	Significant shareholder of the Group

The Group had the following balance with related parties:

		As of July 31,
Related party	Nature	2025	2026
Narumi Okazaki	Payments paid on behalf of a shareholder and accrued loan interests	3,050	21,339
Amounts due to a related party		3,050	21,339

		As of July 31,
Related party	Nature	2025	2026
Narumi Okazaki	Long-term borrowings (Note 9)	—	2,136,815

The Group had the following related party transactions:

	For the years ended July 31,
	2025	2026
Nature
Expenses paid by Narumi Okazaki on behalf of the Group	$26,750	$6,804
Repayment of the expenses paid by Narumi Okazaki on behalf of the Group	$19,801	$9,753
Loans provided by Narumi Okazaki*	$-	$2,780,350
Repayment of loan to Narumi Okazaki	$-	$192,621
Accrual loan interest from Narumi Okazaki	$-	$26,203
Payment for loan interest from Narumi Okazaki	$-	$4,396

*	The shareholder loans were measured at the present value of the contractual principal and interest payments due on July 31, 2028, discounted at a market interest rate of 10.5% per annum. The excess of the carrying amount of the loans, including accrued interest, over their present value, amounting to US$496,042, was recognized as a deemed capital contribution related to shareholder loans in additional paid-in capital. The resulting discount will be amortized to interest expense using the effective interest method over the contractual term of the loans.